RBC SMID Cap Growth Fund

RBC FUNDS TRUST

RBC SMID Cap Growth Fund

(the “Funds”)

Supplement dated October 2, 2017 to the RBC Equity Funds Prospectus (“Prospectus”) dated January 27, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

I.

The Funds’ Board of Trustees has approved an extension and increase of the contractual fee waiver on the advisory fee, effective October 2, 2017, which is intended to lower the Funds’ net expense levels and thereby make the Funds more competitively priced.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 6 and the “Example” table and accompanying introductory paragraph on page 7 are deleted in their entirety and replaced with the following:

RBC SMID Cap Growth Fund

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)2
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.51%	0.35%	0.28%
Total Annual Fund Operating Expenses	1.46%	1.05%	0.98%
Fee Waiver and/or Expense Reimbursement3	(0.39)%	(0.23)%	(0.21)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.07%	0.82%	0.77%

1	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.

3

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.07% of the Fund’s average daily net assets for Class A shares, 0.82% for Class I shares and 0.77% for Class R6 shares. This expense limitation agreement is in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$678	$84	$79
Three Years	$961	$303	$284
Five Years	$1,279	$549	$514
Ten Years	$2,178	$1,254	$1,176

RBC SMID Cap Growth Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC SMID Cap Growth Fund	Class A		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%	none
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC SMID Cap Growth Fund		Class A	Class I	Class R6
Management Fees	[1]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	[1]	0.25%	none	none
Other Expenses	[1]	0.51%	0.35%	0.28%
Total Annual Fund Operating Expenses	[1]	1.46%	1.05%	0.98%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(0.39%)	(0.23%)	(0.21%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.07%	0.82%	0.77%
[1]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.07% of the Fund’s average daily net assets for Class A shares, 0.82% for Class I shares and 0.77% for Class R6 shares. This expense limitation agreement is in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC SMID Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	678	961	1,279	2,178
Class I	84	303	549	1,254
Class R6	79	284	514	1,176

3.	In the section entitled "Management-Investment Advisor" the first sentence of the first footnote to the table on page 39 is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2018 for the RBC Mid Cap Value Fund, the RBC Enterprise Fund, the RBC Small Cap Core Fund, and the RBC Microcap Value Fund and through January 31, 2019 for the RBC SMID Cap Growth Fund and the RBC Small Cap Value Fund, in order to maintain net annual fund operating expenses of the Funds as set forth under each Fund’s “Fees and Expenses of the Fund.”

II.

The Funds’ Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Funds to reflect the modified structure of the contractual expense limitations in effect with the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE